Finacial Liabilities at Fair Value (Tables)	12 Months Ended
Dec. 31, 2022
Finacial Liabilities at fair value [Abstract]
Schedule of finacial liabilities at fair value
	December 31, 2022	December 31, 2021

Non-tradable warrants (1)	3	196
Non-tradable warrants, SAFE and CLA (2)	35	1,393
Tradable warrants (3)	304	1,493
Financial liability (4)	26	133
Total	368	3,215